FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2090

January 14, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds II (the “Registrant”)
File No.: 333-188521 /811-22842
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated January 10, 2014 to the Prospectus dated December 30, 2013, for the CVR Dynamic Allocation Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on January 10, 2014 (Accession Number: 0001435109-14-000062).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2075 or david.faherty@atlanticfundservices.com.

Sincerely,

/s/David Faherty

David Faherty
Secretary to the Registrant

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